Trade and Other Current Receivables - Summary of Aging of Trade Receivables (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Aging Of Current Trade Receivables [line items]
Total trade receivables		€ 5,127	€ 4,538
Less impairment provision for trade receivables		(211)	(188)
Trade receivables	[1]	4,916	4,350	[2]
Not overdue [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables		3,856	3,440
Past due less than three months [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables		827	747
Past due more than three months but less than six months [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables		186	132
Past due more than six months but less than one year [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables		94	74
Past due more than one year [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables		€ 164	€ 145

[1]	2019 includes €698 million (2018: €677 million) due from KKR as a result of an arrangement following the sale of the global spreads business (excluding Southern Africa). Unilever will provide services to KKR including IT infrastructure, bookkeeping, payroll, marketing and co-packing for up to two years from completion of the disposal and KKR pays Unilever for materials sourced on its behalf. See also trade payables on page 115.
[2]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.